CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash and cash equivalents	$ 772,128,894	$ 334,715,019
Restricted cash	64,526
Held-to-maturity securities (Note 6)	607,345,904	385,841,626
Accounts receivable, net (Note 4)	24,997,405	3,055,446
Amounts due from related parties (Note 21(a))	4,994,873	0
Other receivables (Note 5)	88,663,626	16,481,032
Inventories	578,329,704	270,126,305
Advance to suppliers	13,208,263	13,216,870
Prepaid expenses	3,440,660	2,384,801
Deferred tax assets (Note 18)	37,576,691	11,126,647
Total current assets	2,130,750,546	1,036,947,746
NON-CURRENT ASSETS
Property and equipment, net (Note 7)	308,070,304	24,299,418
Deposits for property and equipment	33,444,340	5,518,404
Prepaid land use right, net (Note 8)	13,214,473
Intangible assets, net (Note 9)	167,448,229	5,294,373
Investments in affiliates (Note 10)	46,318,890
Other investments	16,567,053
Other long-term assets	6,527,910
Goodwill (Note 11)	9,670,204
Total non-current assets	601,261,403	35,112,195
Total assets	2,732,011,949	1,072,059,941
CURRENT LIABILITIES
Accounts payable (Including accounts payable of the VIE without recourse to the Company of $ 70,026 and $ 1,207,182 as of December 31, 2013 and December 31, 2014, respectively)	986,567,345	476,847,881
Advance from customers (Including advance from customers of the VIE without recourse to the Company of $131,781,751 and $196,213,904 as of December 31, 2013 and December 31, 2014, respectively)	229,335,438	131,781,751
Accrued expenses and other current liabilities (Note 12) (Including accrued expenses and other current liabilities of the VIE without recourse to the Company of $ 101,097,647 and $ 152,160,878 as of December 31, 2013 and December 31, 2014, respectively)	377,261,330	196,327,519
Amounts due to related parties (Note 21(b)) (Including amounts due to related parties of the VIE without recourse to the Company of $1,369,767 and $464,773 as of December 31, 2013 and December 31, 2014, respectively)	12,214,227	2,141,411
Deferred income (Including deferred income of the VIE without recourse to the Company of $ 20,592,249 and $ 28,836,599 as of December 31, 2013 and December 31, 2014, respectively)	31,357,338	21,705,981
Total current liabilities	1,636,735,678	828,804,543
Deferred tax liability (Note 18)	39,115,580	11,126,647
Convertible senior notes (Note 14)	621,310,950	0
Total non-current liabilities	660,426,530
Total liabilities	2,297,162,208	828,804,543
COMMITMENTS AND CONTINGENCIES (Note 20)
EQUITY:
Additional paid-in capital	402,487,492	363,221,310
Retained earnings (deficit)	13,534,435	(123,725,472)
Accumulated other comprehensive income (loss)	(5,063,662)	3,748,393
Total Vipshop Holdings Limited shareholders' equity	410,969,719	243,255,398
Non-controlling interests	23,880,022
Total equity	434,849,741	243,255,398
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	2,732,011,949	1,072,059,941
Class A ordinary shares
EQUITY:
Ordinary shares	9,803	9,516
Class B ordinary shares
EQUITY:
Ordinary shares	$ 1,651	$ 1,651